Fair Value Measurements - Reconciliation of Level 3 instruments (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning period	$ 900	$ 11,200
Impact of warrant modification, recorded in shareholders' equity		(7,400)
Unrealized gains recognized as other income	(100)	(2,900)
Fair value as of Ending period	$ 800	$ 900	$ 900
Fair Value, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Income [Extensible List]	Other Nonoperating Income (Expense)		Other Nonoperating Income (Expense)